Property and Equipment (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment [Abstract]
Carrying value of items of property and equipment on which there is a restriction on sale	€ 42	€ 40
Commitments for the acquisition of property and equipment	€ 273	€ 41